Related-party transactions (Tables)	3 Months Ended
Apr. 30, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Aggregate emoluments	152	176
Pension contributions	5	5
	157	181

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Aggregate emoluments	311	276
Pension contributions	13	10
	324	286